Expense Example {- Fidelity® Arizona Municipal Money Market Fund} - 08.31 Fidelity Arizona Municipal Funds Combo PRO-11 - Fidelity® Arizona Municipal Money Market Fund - Fidelity Arizona Municipal Money Market Fund-Default
Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628